Shareholder returns	12 Months Ended
Mar. 31, 2021
Shareholder returns
Shareholder returns

26.         Shareholder returns

There were no shareholder returns during the year ended March 31, 2021.

In the year ended March 31, 2020 the Company bought back 47.2m ordinary shares at a total cost of approximately €581m. This buyback was equivalent to approximately 4.2% of the Company's issued share capital at March 31, 2020. All of these repurchased ordinary shares were canceled at March 31, 2020. As a result of the share buybacks, share capital decreased by 47.2m ordinary shares with a nominal value of €0.3m and other undenominated capital reserve increased by a corresponding €0.3m. The other undenominated capital reserve is required to be created under Irish law to preserve permanent capital in the Parent Company.

In the year ended March 31, 2019 the Company bought back 37.8m ordinary shares at a total cost of approximately €561m. This buyback was equivalent to approximately 3.2% of the Company’s issued share capital at March 31, 2019. All of these repurchased ordinary shares were canceled at March 31, 2019.

As a result of the share buybacks, share capital decreased by 37.8m ordinary shares with a nominal value of €0.2m and the other undenominated capital reserve increased by a corresponding €0.2m. The other undenominated capital reserve is required to be created under Irish law to preserve permanent capital in the Parent Company.